Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity grant policy and program administration
Awards are administered by our human resources and stock plan administration departments. Grants are made generally in the first quarter of the year, after promotion, at the time of new hire or in accordance with PPP. Equity grant dates are not scheduled based on the timing of the release of material nonpublic information.

Award Timing Predetermined	true
Award Timing MNPI Considered	true